September 1, 2021

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	UBS Series Funds (the “Registrant”)
File Nos. 333-52965 and 811-08767
Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A
(the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, (i) that the form of the Registrant’s Statements of Additional Information for UBS Select Prime Institutional Fund, UBS Select ESG Prime Institutional Fund, UBS Select Treasury Institutional Fund, UBS Tax-Free Reserves Fund, UBS Prime Reserves Fund, UBS Select Government Institutional Fund, UBS Select Prime Preferred Fund, UBS Select ESG Prime Preferred Fund, UBS Select Treasury Preferred Fund, UBS Tax-Free Preferred Fund, UBS Prime Preferred Fund, UBS Select Government Preferred Fund, UBS Select Prime Investor Fund, UBS Select ESG Prime Investor Fund, UBS Select Treasury Investor Fund, UBS Tax-Free Investor Fund, UBS Prime Investor Fund, UBS Select Government Investor Fund, UBS Liquid Assets Government Fund, UBS RMA Government Money Market Fund and UBS Ultra Short Income Fund that would have been filed by the Registrant pursuant to Rule 497(c) under the Act would not have differed from that contained in the Amendment; and (ii) that the text of the Amendment was filed electronically via EDGAR with the Commission on August 27, 2021.

If you have any questions or comments, please contact the undersigned at 202.261.3304.

Very truly yours,

/s/ Stephen T. Cohen

Stephen T. Cohen